SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Schedule of key financial information of reportable segment	The following tables present revenue disaggregation and the key financial information for the three-month periods ended
March 31, 2026 and 2025:
For the three-month period ended March 31:

	Telecommunication and infrastructure revenue		Digital revenue		Total revenue
	2026	2025	2026	2025	2026	2025

Kyivstar	256	236	67	19	323	255

Total	256	236	67	19	323	255

	Revenue		Selling, general and administrative expenses		Adjusted EBITDA		CAPEX excl. licenses and ROU*
	2026	2025	2026	2025	2026	2025	2026	2025

Kyivstar	323	255	118	91	173	140	67	51

Total	323	255	118	91	173	140	67	51
*This includes capital expenditures on property, plant and equipment, net of advances, of US$86 (2025: US$85), intangible assets of US$23
(2025: US$9) after deducting additions in licenses of US$nil (2025: US$nil) and right-of-use assets of US$42 (2025: US$43).

Schedule of segments reconciliation of consolidated Adjusted EBITDA to Profit / (loss) before tax	The following table provides the reconciliation of Adjusted EBITDA to profit before tax for the three-month period ended March
31:

	Three-month period
	2026	2025
Total Adjusted EBITDA	173	140
Adjustments to reconcile Total Adjusted EBITDA to Profit before tax
Depreciation	(38)	(31)
Amortization	(20)	(13)
Impairment	(2)	(2)
Finance costs	(18)	(21)
Finance income	4	7
Other non-operating loss, net	(1)	(1)
Net foreign exchange gain / (loss) , net	6	(21)

Profit before tax	104	58